UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  November 30, 2019

Item 1.  Schedule of Investments

SECURIAN AM DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 51.1%
iShares Core S&P 500 Fund (a)(b)	80,666	$25,495,296
iShares iBoxx $ Investment Grade Corporate Bond Fund	45,500	5,822,635
Total Exchange Traded Funds
(Cost $22,820,471)		31,317,931

	Par
CORPORATE BONDS - 22.3%
Airlines - 0.3%
British Airways
Series 2013-1
4.625%, 12/20/2025 (c)	$183,553	194,276
Banks - 2.0%
Astoria Financial
3.500%, 06/08/2020	250,000	250,664
Barclays
4.375%, 01/12/2026 (d)	200,000	214,887
JPMorgan Chase
4.500%, 01/24/2022	250,000	262,399
PNC Bank
2.450%, 07/28/2022	250,000	252,652
Synchrony Bank
3.000%, 06/15/2022	250,000	253,541
		1,234,143
Chemicals - 1.0%
Sherwin-Williams
3.950%, 01/15/2026	300,000	319,978
Yara International
4.750%, 06/01/2028 (c)(d)	250,000	273,852
		593,830
Consumer Discretionary - 0.9%
CBS
3.500%, 01/15/2025	300,000	312,439
Harley-Davidson Financial Services
3.550%, 05/21/2021 (c)	250,000	254,725
		567,164
Consumer Staples - 0.4%
CVS Health
6.943%, 01/10/2030	193,843	227,951
Diversified Financial Services - 2.9%
American Express
2.500%, 08/01/2022	250,000	252,776
Capital One Financial
4.250%, 04/30/2025	250,000	271,757
E*TRADE Financial
2.950%, 08/24/2022	500,000	507,051
First American Financial
4.600%, 11/15/2024	200,000	214,947
Invesco Financial
3.750%, 01/15/2026 (d)	250,000	266,179
Total System Services
4.800%, 04/01/2026	250,000	278,713
		1,791,423
Energy - 2.7%
Florida Gas Transmission
4.350%, 07/15/2025 (c)	300,000	323,846
ONEOK
4.000%, 07/13/2027	250,000	263,707
Phillips 66
4.650%, 11/15/2034	200,000	235,254
Valero Energy
3.650%, 03/15/2025	300,000	315,360
4.350%, 06/01/2028	250,000	273,695
Williams Partners
3.750%, 06/15/2027	250,000	256,164
		1,668,026

Health Care - 0.6%
Abbott Laboratories
4.750%, 04/15/2043	300,000	379,144
Industrial - 1.3%
General Dynamics
3.500%, 05/15/2025	250,000	267,598
Textron
4.000%, 03/15/2026	250,000	266,406
Tyco Electronics Group
3.700%, 02/15/2026 (d)	250,000	264,564
		798,568
Insurance - 2.9%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)	250,000	261,798
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	221,265
Hanover Insurance Group
4.500%, 04/15/2026	250,000	270,600
Horace Mann Educators
4.500%, 12/01/2025	250,000	264,652
Liberty Mutual Group
4.250%, 06/15/2023 (c)	250,000	265,964
Manulife Financial
4.150%, 03/04/2026 (d)	250,000	276,999
Old Republic International
4.875%, 10/01/2024	200,000	219,426
		1,780,704
Pharmaceuticals - 1.0%
Takeda Pharmaceutical Company
5.000%, 11/26/2028 (c)(d)	500,000	583,833
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	219,008
Essex Portfolio
3.500%, 04/01/2025	300,000	314,106
Healthcare Trust of America Holdings
3.750%, 07/01/2027	250,000	263,410
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	250,000	271,415
Kimco Realty
3.400%, 11/01/2022	250,000	257,804
		1,325,743
Technology - 0.5%
Hewlett Packard Enterprise
4.900%, 10/15/2025	100,000	110,964
Juniper Networks
4.500%, 03/15/2024	200,000	216,364
		327,328
Telecommunications - 2.0%
AT&T
4.500%, 05/15/2035	300,000	332,889
Comcast
4.650%, 07/15/2042	250,000	302,700
Verizon Communications
5.250%, 03/16/2037	250,000	316,352
Vodafone Group
4.125%, 05/30/2025 (d)	250,000	271,148
		1,223,089
Transportation - 1.2%
Kansas City Southern
4.300%, 05/15/2043	250,000	278,694
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)	200,000	202,619
3.900%, 02/01/2024 (c)	250,000	263,344
		744,657
Utilities - 0.4%
Oglethorpe Power
4.250%, 04/01/2046	200,000	208,895
Total Corporate Bonds
(Cost $12,623,070)		13,648,774

U.S. GOVERNMENT SECURITIES - 6.5%
U.S. Treasury Bonds - 6.5%
2.000%, 01/31/2020	500,000	500,267
2.625%, 12/15/2021	3,400,000	3,468,930
Total U.S. Government Securities
(Cost $3,886,186)		3,969,197

	Contracts	Notional
PURCHASED CALL OPTION - 0.3%
CBOE S&P 500 Index (e)
Expiration: December 2019, Exercise Price: $3,070
(Cost $111,080)	25	$7,852,450	218,125
PURCHASED PUT OPTION - 0.0%
CBOE S&P 500 Index (e)
Expiration: December 2019, Exercise Price: $2,965	25	7,412,500	12,625
(Cost $37,310)
		Shares
SHORT-TERM INVESTMENT - 18.9%
First American Government Obligations Fund, Class X, 1.56% (f)
(Cost $11,568,729)		11,568,729	11,568,729
Total Investments - 99.1%
(Cost $51,046,846)			60,735,381
Other Assets and Liabilities, Net - 0.9%			578,926
Total Net Assets - 100.0%			$61,314,307

(a)	All or a portion of this security is designated as collateral for futures contracts. As of November 30, 2019, the fair value of collateral was $25,495,296.
(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2019, the fair value of these investments was $2,362,459 or 3.9% of total net assets.

(d)	Foreign Security. The Fund had $2,413,260 or 3.9% of net assets in foreign securities at November 30, 2019.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown is the annualized seven day effective yield as of November 30, 2019.

Schedule of Open Futures Contracts

Futures Contracts Purchased
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	105	December 2019	$16,504,425	$(53,025)	$556,294
Ultra U.S. Treasury Bond Futures	12	March 2020	2,252,625	(4,875)	(6,406)
U.S. Treasury 2 Year Note Futures	7	March 2020	1,509,102	711	(509)
U.S. Treasury 10 Year Note Futures	1	March 2020	142,219	(188)	(534)
					$548,845
Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
U.S. Treasury Bond Futures	6	March 2020	$953,813	$2,063	$3,266
U.S. Treasury 5 Year Note Futures	22	March 2020	2,617,313	(172)	1,884
					$5,150

Schedule of Written Options
Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
CBOE S&P 500 Index* (Premiums received $7,740)	Put	25	December 2019	$6,837,500	$2,735	$2,750
CBOE S&P 500 Index* (Premiums received $23,745)	Call	25	December 2019	7,852,450	3,165	46,625
						$49,375

*	Held in connection with purchased option contracts. See Schedule of Investments for further information.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,317,931	$-	$-	$31,317,931
Corporate Bonds	-	13,648,774	-	13,648,774
Short-Term Investment	11,568,729	-	-	11,568,729
U.S. Government Securities	-	3,969,197	-	3,969,197
Purchased Call Option	218,125	-	-	218,125
Purchased Put Option	12,625	-	-	12,625
Total Investments in Securities	$43,117,410	$17,617,971	$-	$60,735,381

As of November 30, 2019, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$548,845	$-	$-	$548,845
Short Futures Contracts	5,150	-	-	5,150
Written Call Options	(46,625)	-	-	(46,625)
Written Put Options	(2,750)	-	-	(2,750)
Total	$504,620	$-	$-	$504,620

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options which are presented at the unrealized appreciation/depreciation on the instruments.

Refer to the Schedule of Investments for further information on the classication of investments.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2019:
	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts**	$556,294	Net Assets - unrealized depreciation on futures contracts**	$-
Interest Rate Contracts - Futures	Net Assets - unrealized appreciation on futures contracts**	5,150	Net Assets - unrealized depreciation on futures contracts**	(7,449)
Equity Contracts - Purchased Options	Investments, at fair value	230,750	Investments, at fair value	-
Equity Contracts - Written Options	Investments, at fair value	-	Investments, at fair value	(49,375)
Total		$792,194		$(56,824)

**Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Open Futures Contracts.

SECURIAN AM MANAGED VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

			Fair
		Shares	Value
EXCHANGE TRADED FUNDS - 92.7%
iShares Core High Dividend Fund		77,517	$7,448,609
iShares MSCI EAFE Minimum Volatility Fund (a)(b)		132,766	9,981,348
iShares MSCI Emerging Markets Minimum Volatility Fund		41,866	2,388,037
iShares MSCI Germany Fund		57,796	1,672,616
iShares MSCI USA Minimum Volatility Fund (b)		201,029	13,034,720
iShares Short Maturity Bond Fund		40,225	2,024,524
Total Exchange Traded Funds
(Cost $27,828,151)			36,549,854

		Par
U.S. GOVERNMENT SECURITY - 1.2%
U.S. Treasury Bond - 1.2%
2.000%, 01/31/2020
(Cost $499,589)		$500,000	500,267

	Contracts	Notional
PURCHASED PUT OPTIONS - 0.0%
CBOE S&P 500 Index (c)
Expiration: December 2019, Exercise Price: $2,965	7	$2,075,500	3,535
Expiration: December 2019, Exercise Price: $2,970	13	3,861,000	6,825
Total Purchased Put Options
(Cost $26,032)			10,360

		Shares
SHORT-TERM INVESTMENT - 5.6%
First American Government Obligations Fund, Class X, 1.56% (d)
(Cost $2,196,188)		2,196,188	2,196,188
Total Investments - 99.5%
(Cost $30,549,960)			39,256,669
Other Assets and Liabilities, Net - 0.5%			184,602
Total Net Assets - 100.0%			$39,441,271

(a)	This security is designated as collateral for futures contracts. As of November 30, 2019, the fair value of the collateral was $9,981,348.
(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	The rate shown is the annualized seven day effective yield as of November 30, 2019.

Schedule of Open Futures Contracts
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
E-mini S&P 500 Index	30	December 2019	$4,715,550	$(15,150)	$212,159

Schedule of Written Options
Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
CBOE S&P 500 Index* (Premiums received $1,752)	Put	7	December 2019	$1,914,500	$2,735	$770
CBOE S&P 500 Index* (Premiums received $3,348)	Put	13	December 2019	3,562,000	2,740	1,495
						$2,265
* Held in connection with purchased option contracts. See Schedule of Investments for further information.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,549,854	$-	$-	$36,549,854
Short-Term Investment	2,196,188	-	-	2,196,188
U.S. Government Security	-	500,267	-	500,267
Purchased Put Options	10,360	-	-	10,360
Total Investments in Securities	$38,756,402	$500,267	$-	$39,256,669

As of November 30, 2019, the Fund's investments in other financial instruments* were classified as follows:
Long Futures Contracts	$212,159	$-	$-	$212,159
Written Put Options	(2,265)	-	-	(2,265)
Total Other Financial Instruments	$209,894	$-	$-	$209,894

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as futures and written options which are presented at the unrealized appreciation/depreciation on the instrument.

Refer to the Schedule of Investments for further information on the classification of investments.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2019:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts**	$212,159	Net Assets - unrealized depreciation on futures contracts**	$-
Equity Contracts - Purchased Options	Investments, at fair value	10,360	Investments, at fair value	-
Equity Contracts - Written Options	Written option contracts, at fair value	-	Written option contracts, at fair value	(2,265)
Total		$222,519		$(2,265)

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Open Futures Contracts.

SECURIAN AM REAL ASSET INCOME FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

		Fair
	Shares	Value
REIT COMMON STOCKS - 51.6%
Health Care - 7.9%
CareTrust REIT	33,112	$691,379
Healthcare Trust of America, Class A	4,914	149,140
Healthpeak Properties	31,538	1,100,045
LTC Properties	2,600	121,706
National Health Investors	6,981	565,391
OMEGA Healthcare Investors	13,778	579,089
Physicians Realty Trust	32,200	617,918
Sabra Health Care REIT	6,559	146,135
Ventas	21,600	1,259,496
Welltower	14,264	1,206,306
		6,436,605
Hotels - 2.4%
Host Hotels & Resorts	14,600	255,354
Pebblebrook Hotel Trust	23,400	613,080
Ryman Hospitality Properties	5,100	455,073
Service Properties Trust	28,100	654,449
		1,977,956
Industrial - 4.3%
Industrial Logistics Properties Trust	19,848	429,511
Prologis	15,601	1,428,271
STAG Industrial	51,284	1,589,291
		3,447,073
Mortgage - 2.4%
Blackstone Mortgage Trust, Class A	21,147	774,615
Ladder Capital	16,300	281,827
Starwood Property Trust	35,300	864,850
		1,921,292
Multi-Family - 6.5%
American Campus Communities	23,900	1,148,156
Apartment Investment & Management Company, Class A	18,303	984,152
AvalonBay Communities	4,200	900,522
Camden Property Trust	9,378	1,046,116
Mid-America Apartment Communities	2,900	394,719
UDR	17,100	821,655
		5,295,320
Net Lease - 3.5%
Agree Realty	8,712	651,483
Easterly Government Properties	14,900	346,574
EPR Properties	9,400	666,648
Spirit Realty Capital	1,555	81,482
STORE Capital	23,998	976,959
VEREIT	8,600	83,936
		2,807,082

Office - 5.1%
Boston Properties	7,400	1,025,196
City Office REIT	2,500	33,575
Columbia Property Trust	6,700	139,092
Corporate Office Properties Trust	10,810	315,436
Cousins Properties	2,900	117,421
Highwoods Properties	26,300	1,276,865
Hudson Pacific Properties	8,400	300,720
SL Green Realty	5,522	471,192
Vornado Realty Trust	6,600	426,162
		4,105,659
Retail - 7.2%
Acadia Realty Trust	7,500	201,600
Essential Properties Realty Trust	9,900	258,291
Federal Realty Investment Trust	1,400	184,898
Four Corners Property Trust	12,500	354,000
Getty Realty	10,800	362,448
Macerich	7,300	196,589
National Retail Properties	12,300	685,602
Regency Centers	14,500	943,080
Retail Opportunity Investments	21,236	387,345
Simon Property Group	13,800	2,086,698
Weingarten Realty Investors	6,300	200,592
		5,861,143
Specialty - 12.3%
CatchMark Timber Trust, Class A	24,990	296,631
CoreSite Realty	4,000	453,560
Crown Castle International	12,500	1,670,750
CubeSmart	8,500	262,140
CyrusOne	6,249	389,313
Digital Realty Trust	14,012	1,694,752
Equinix	800	453,480
Extra Space Storage	4,743	502,995
Hannon Armstrong Sustainable Infrastructure Capital	8,500	249,475
Jernigan Capital	20,000	349,600
Life Storage	3,900	427,128
OUTFRONT Media	6,800	169,864
Public Storage	4,400	926,992
QTS Realty Trust, Class A	7,400	392,718
VICI Properties	34,800	860,604
Weyerhaeuser Company	29,900	882,349
		9,982,351
Total REIT Common Stocks
(Cost $35,314,755)		41,834,481

OTHER COMMON STOCKS - 14.4%
Energy - 2.4%
Kinder Morgan	35,073	687,782
ONEOK	13,200	937,860
Targa Resources	7,400	270,322
		1,895,964
Infrastructure - 1.0%
Brookfield Infrastructure Partners (a)	15,200	791,920
Real Estate Operating Company - 0.4%
Brookfield Property Partners (a)	18,523	353,048
Telecommunications - 0.9%
AT&T	6,800	254,184
Verizon Communications	8,100	487,944
		742,128

Utilities - 9.7%
AES	52,600	994,666
American Electric Power	11,310	1,033,168
Brookfield Renewable Partners (a)	7,400	343,730
CenterPoint Energy	17,300	424,888
Clearway Energy, Class A	4,200	79,716
Covanta Holding	13,993	205,837
Dominion Energy	9,270	770,430
DTE Energy	3,247	405,680
Duke Energy	4,900	432,033
Evergy	10,456	661,551
Exelon	27,100	1,203,240
FirstEnergy	14,500	691,505
South Jersey Industries	19,841	619,833
		7,866,277
Total Other Common Stocks
(Cost $9,257,979)		11,649,337

	Par
U.S. GOVERNMENT SECURITIES - 10.4%
U.S. Treasury Bonds - 10.4%
1.250%, 07/15/2020 (b)	$588,665	593,404
1.125%, 01/15/2021 (b)	586,870	590,737
0.625%, 07/15/2021 (b)	569,605	573,479
0.125%, 07/15/2022 (b)	558,260	557,359
0.125%, 01/15/2023 (b)	444,948	442,292
0.375%, 07/15/2023 (b)	551,655	556,180
0.125%, 07/15/2024 (b)	1,162,441	1,162,035
2.375%, 01/15/2025 (b)	1,362,140	1,511,148
0.375%, 07/15/2025 (b)	433,088	438,833
0.625%, 01/15/2026 (b)	594,319	609,667
3.875%, 04/15/2029 (b)	780,930	1,042,729
2.125%, 02/15/2040 (b)	296,983	393,492
Total U.S. Government Securities
(Cost $8,440,456)		8,471,355
	Shares
REIT PREFERRED STOCKS - 10.1%
Hotels - 2.7%
Hersha Hospitality Trust, Series E, 6.500%	15,570	394,544
Pebblebrook Hotel Trust, Series D, 6.375%	14,200	360,680
Pebblebrook Hotel Trust, Series E, 6.375%	19,702	496,096
Summit Hotel Properties, Series D, 6.450%	16,071	409,143
Summit Hotel Properties, Series E, 6.250%	10,800	271,836
Sunstone Hotel Investors, Series E, 6.950%	10,407	271,519
		2,203,818
Industrial - 0.5%
Rexford Industrial Realty, Series C, 5.625%	10,100	260,479
STAG Industrial, Series C, 6.875%	5,427	143,598
		404,077
Net Lease - 0.6%
EPR Properties, Series G, 5.750%	20,380	525,396
Office - 1.7%
Armada Hoffler Properties, Series A, 6.750%	12,400	336,164
PS Business Parks, Series U, 5.750%	8,548	216,094
PS Business Parks, Series W, 5.200%	20,400	515,304
PS Business Parks, Series Z, 4.875%	11,900	298,095
		1,365,657
Other - 0.7%
Colony Capital, Class H, 7.125%	6,900	159,183
Digital Realty Trust, Series I, 6.350%	3,363	86,765
Digital Realty Trust, Series L, 5.200%	11,900	301,189
		547,137

Retail - 1.9%
Investors Real Estate Trust, Series C, 6.625%	12,332	321,002
Pennsylvania Real Estate Investment Trust, Series D, 6.875%	16,686	367,092
Saul Centers, Series D, 6.125%	14,300	378,164
Saul Centers, Series E, 6.000%	16,300	435,047
		1,501,305
Single-Family - 0.7%
American Homes 4 Rent, Series F, 5.875%	22,998	598,868
Specialty - 1.3%
Public Storage, Series H, 5.600%	15,700	423,900
Public Storage, Series I, 4.875%	23,100	598,059
		1,021,959
Total REIT Preferred Stocks
(Cost $7,894,629)		8,168,217

MASTER LIMITED PARTNERSHIPS - 9.4%
Energy - 9.4%
Cheniere Energy Partners	9,600	373,152
DCP Midstream	550	11,611
Enable Midstream Partners	7,331	67,372
Energy Transfer	103,252	1,219,406
Enterprise Products Partners	55,884	1,470,867
Magellan Midstream Partners	18,801	1,099,295
MPLX	32,872	777,423
NextEra Energy Partners	11,500	610,995
PBF Logistics	13,494	275,952
Plains All American Pipeline	57,100	993,540
Sprague Resources	15,675	250,800
USA Compression Partners	23,900	392,916
Western Midstream Partners	4,473	79,297

Total Master Limited Partnerships
(Cost $6,817,885)		7,622,626

OTHER PREFERRED STOCKS - 1.5%
Energy - 0.8%
Energy Transfer Partners, Series D, 7.625%	14,200	337,250
Sempra Energy, 5.750%	11,600	305,660
		642,910
Utilities - 0.7%
CMS Energy, 5.875%	10,500	279,090
Duke Energy, 5.625%	10,400	277,888
		556,978
Total Other Preferred Stocks
(Cost $1,151,524)		1,199,888

CLOSED-END FUND - 0.7%
BlackRock Floating Rate Income Strategies Fund
(Cost $577,561)	43,822	566,180

	Par
CORPORATE BONDS - 0.6%
Real Estate - 0.4%
CyrusOne LP / CyrusOne Finance
5.000%, 03/15/2024	$300,000	310,415
Utilities - 0.2%
CenterPoint Energy
6.125%, 03/01/2024	200,000	210,643
Total Corporate Bonds
(Cost $500,000)		521,058

	Shares
EXCHANGE TRADED FUND - 0.3%
Invesco DB Commodity Index Tracking Fund
(Cost $250,082)	18,000	275,580

SHORT-TERM INVESTMENT - 0.8%
First American Government Obligations Fund, Class X, 1.56% (c)
(Cost $665,292)	665,292	665,292
Total Investments - 99.8%
(Cost $70,870,163)		80,974,014
Other Assets and Liabilities, Net - 0.2%		176,719
Total Net Assets - 100.0%		$81,150,733

(a)	Foreign Security. The Fund had $1,488,698 or 1.8% of net assets in foreign securities at November 30, 2019.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	The rate shown is the annualized seven day effective yield as of November 30, 2019.
REIT-Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$41,834,481	$-	$-	$41,834,481
Other Common Stocks	11,649,337	-	-	11,649,337
U.S. Government Securities	-	8,471,355	-	8,471,355
REIT Preferred Stocks	7,790,053	378,164	-	8,168,217
Master Limited Partnerships	7,622,626	-	-	7,622,626
Other Preferred Stocks	1,199,888	-	-	1,199,888
Short-Term Investment	665,292	-	-	665,292
Closed-End Fund	566,180	-	-	566,180
Corporate Bonds	-	521,058	-	521,058
Exchange Traded Fund	275,580	-	-	275,580
Total Investments	$71,603,437	$9,370,577	$-	$80,974,014

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   January 27, 2020

By (Signature and Title)   /s/ Benjamin J. Eirich
                                           Benjamin J. Eirich, Treasurer

Date   January 27, 2020